Taxation - Schedule of Reconciliation Between the Statutory Rate and The Company's Effective Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Amount
Income before tax and share of loss of equity-method investees	¥ 460,298	$ 65,821	¥ (442)	¥ (148,406)
Income tax expense at statutory rate	115,072
Foreign tax effects	2,995
Tax Credits
Effect of preferential tax rate for high-tech enterprises	(35,978)
Super deduction on research and development expenses	(14,232)
Changes in valuation allowances	(26,132)
Nontaxable or nondeductible items
Share-based compensation expenses	7,932
Others	1,781
True up	5,311
Total income tax (benefits) expenses	¥ 56,749	$ 8,115	¥ (56,877)	¥ (42,530)
Percentage
Income tax expense at statutory rate	25.00%	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes			(9026.84%)	(20.63%)
Super deduction on research and development expenses			4487.22%	2.85%
Effect of preferential tax rate for high-tech enterprises			1105.04%	(19.55%)
Effect of different tax rates of a subsidiary operating in other jurisdiction	0.65%	0.65%	(2880.81%)	(7.33%)
Effect of expired tax loss			0.00%	(0.01%)
Tax Credits
Effect of preferential tax rate for high-tech enterprises	(7.82%)	(7.82%)
Super deduction on research and development expenses	(3.09%)	(3.09%)
Change in valuation allowance	(5.68%)	(5.68%)	18154.30%	71.18%
Nontaxable or nondeductible items
Share-based compensation expenses	1.72%	1.72%
Others	0.39%	0.39%
True up	1.16%	1.16%	1004.19%	(22.85%)
Effective tax rate, Percentage	12.33%	12.33%	12868.10%	28.66%